Other current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other current assets [Abstract]
Content assets	€ 92	€ 24
Prepaid expenses and other	47	36
Derivative assets	12	8
Other current assets	151	68
Content asset amortization	€ 48	€ 20	€ 8